Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Dynamic Global Equity Fund

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Investor Shares,

Class P Shares, Class R Shares and Class R6 Shares of the Goldman Sachs Dynamic

Global Equity Fund

(the “Fund”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019 (the “Prospectuses”)

Effective immediately, the Fund’s Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Dynamic Global Equity Fund—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 1/2/98)
Returns Before Taxes	–16.29%	3.19%	8.57%	4.37%
Returns After Taxes on Distributions	–16.91%	2.78%	8.21%	3.92%
Returns After Taxes on Distributions and Sale of Fund Shares	–9.39%	2.45%	7.03%	3.53%
MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Class C Shares (Inception 1/2/98)
Returns Before Taxes	–12.92%	3.59%	8.38%	3.88%*
MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Institutional Shares (Inception 1/2/98)
Returns Before Taxes	–11.07%	4.78%	9.62%	5.05%
MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Service Shares (Inception 1/2/98)
Returns Before Taxes	–11.48%	4.26%	9.08%	4.54%
MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Investor Shares (Inception 11/30/07)
Returns Before Taxes	–11.18%	4.63%	9.47%	3.09%
MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	3.15%
Class R Shares (Inception 11/30/07)
Returns	–11.63%	4.11%	8.96%	2.62%
MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	3.15%
Class R6 Shares (Inception 7/31/15)**
Returns Before Taxes	–11.00%	4.80%	9.63%	5.05%
MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†

†	Information for this index was not available back to the inception dates of these share classes.
*
Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.

**
Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Dynamic Global Equity Fund—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 1/2/98)*
Returns Before Taxes	–11.07%	4.78%	9.62%	5.05%
Returns After Taxes on Distributions	–11.80%	4.26%	9.16%	4.52%
Returns After Taxes on Distributions and Sale of Fund Shares	–6.26%	3.68%	7.93%	4.10%
MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†

†	Information for this index was not available back to the inception date of this share class.
*
Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Dynamic Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Dynamic Global Equity Fund

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Investor Shares,

Class P Shares, Class R Shares and Class R6 Shares of the Goldman Sachs Dynamic

Global Equity Fund

(the “Fund”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019 (the “Prospectuses”)

Effective immediately, the Fund’s Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Dynamic Global Equity Fund—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 1/2/98)
Returns Before Taxes	–16.29%	3.19%	8.57%	4.37%
Returns After Taxes on Distributions	–16.91%	2.78%	8.21%	3.92%
Returns After Taxes on Distributions and Sale of Fund Shares	–9.39%	2.45%	7.03%	3.53%
MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Class C Shares (Inception 1/2/98)
Returns Before Taxes	–12.92%	3.59%	8.38%	3.88%*
MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Institutional Shares (Inception 1/2/98)
Returns Before Taxes	–11.07%	4.78%	9.62%	5.05%
MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Service Shares (Inception 1/2/98)
Returns Before Taxes	–11.48%	4.26%	9.08%	4.54%
MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†
Investor Shares (Inception 11/30/07)
Returns Before Taxes	–11.18%	4.63%	9.47%	3.09%
MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	3.15%
Class R Shares (Inception 11/30/07)
Returns	–11.63%	4.11%	8.96%	2.62%
MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	3.15%
Class R6 Shares (Inception 7/31/15)**
Returns Before Taxes	–11.00%	4.80%	9.63%	5.05%
MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†

†	Information for this index was not available back to the inception dates of these share classes.
*
Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.

**
Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2018
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Dynamic Global Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.29%)
5 Years	rr_AverageAnnualReturnYear05	3.19%
10 Years	rr_AverageAnnualReturnYear10	8.57%
Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Dynamic Global Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.92%)
5 Years	rr_AverageAnnualReturnYear05	3.59%
10 Years	rr_AverageAnnualReturnYear10	8.38%
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Dynamic Global Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.07%)
5 Years	rr_AverageAnnualReturnYear05	4.78%
10 Years	rr_AverageAnnualReturnYear10	9.62%
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Dynamic Global Equity Fund | Service
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.48%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Dynamic Global Equity Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.18%)
5 Years	rr_AverageAnnualReturnYear05	4.63%
10 Years	rr_AverageAnnualReturnYear10	9.47%
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Dynamic Global Equity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.63%)
5 Years	rr_AverageAnnualReturnYear05	4.11%
10 Years	rr_AverageAnnualReturnYear10	8.96%
Since Inception	rr_AverageAnnualReturnSinceInception	2.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Dynamic Global Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.00%)	[2]
5 Years	rr_AverageAnnualReturnYear05	4.80%	[2]
10 Years	rr_AverageAnnualReturnYear10	9.63%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2]
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Dynamic Global Equity Fund | Returns After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.91%)
5 Years	rr_AverageAnnualReturnYear05	2.78%
10 Years	rr_AverageAnnualReturnYear10	8.21%
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Dynamic Global Equity Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.39%)
5 Years	rr_AverageAnnualReturnYear05	2.45%
10 Years	rr_AverageAnnualReturnYear10	7.03%
Since Inception	rr_AverageAnnualReturnSinceInception	3.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Dynamic Global Equity Fund | MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Dynamic Global Equity Fund | MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Dynamic Global Equity Fund | MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Dynamic Global Equity Fund | MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Service
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Dynamic Global Equity Fund | MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Dynamic Global Equity Fund | MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Dynamic Global Equity Fund | MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)	[2]
5 Years	rr_AverageAnnualReturnYear05	4.26%	[2]
10 Years	rr_AverageAnnualReturnYear10	9.45%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2]
Class P Shares | Goldman Sachs Dynamic Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Dynamic Global Equity Fund

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Investor Shares,

Class P Shares, Class R Shares and Class R6 Shares of the Goldman Sachs Dynamic

Global Equity Fund

(the “Fund”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019 (the “Prospectuses”)

Effective immediately, the Fund’s Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Dynamic Global Equity Fund—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 1/2/98)*
Returns Before Taxes	–11.07%	4.78%	9.62%	5.05%
Returns After Taxes on Distributions	–11.80%	4.26%	9.16%	4.52%
Returns After Taxes on Distributions and Sale of Fund Shares	–6.26%	3.68%	7.93%	4.10%
MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–9.41%	4.26%	9.45%	N/A†

†	Information for this index was not available back to the inception date of this share class.
*
Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2018
Class P Shares | Goldman Sachs Dynamic Global Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.07%)	[4]
5 Years	rr_AverageAnnualReturnYear05	4.78%	[4]
10 Years	rr_AverageAnnualReturnYear10	9.62%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998	[4]
Class P Shares | Goldman Sachs Dynamic Global Equity Fund | Returns After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.80%)	[4]
5 Years	rr_AverageAnnualReturnYear05	4.26%	[4]
10 Years	rr_AverageAnnualReturnYear10	9.16%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998	[4]
Class P Shares | Goldman Sachs Dynamic Global Equity Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.26%)	[4]
5 Years	rr_AverageAnnualReturnYear05	3.68%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.93%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.10%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998	[4]
Class P Shares | Goldman Sachs Dynamic Global Equity Fund | MSCI® ACWI Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception		[5]

[1]	Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.
[2]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.
[3]	Information for this index was not available back to the inception dates of these share classes.
[4]	Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.
[5]	Information for this index was not available back to the inception date of this share class.